Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets, net consists of acquired intangible assets and digital assets.

Acquired intangible assets: Acquired intangible assets and their associated weighted average remaining useful lives consisted of the follow:

	Weighted Average Remaining	September 30,	September 30,
	Life (Years)	2024	2023
Trade names	0.0	$784,246	$784,246
Regulatory licenses	1.5	180,227	180,227
Technology	0.0	10,300,774	10,300,774
Software	0.0	11,237	11,237
		11,276,484	11,276,484
Less: accumulated amortization		(5,553,655)	(5,539,945)
Less: impairment loss		(5,703,539)	(5,703,539)
Total acquired intangible assets, net		$19,290	$33,000

For the years ended September 30, 2024 and 2023, amortization expense of acquired intangibles assets amounted to $13,813 and $2,380,115, respectively, of which, $0 and $2,106,404, respectively, was included in cost of revenue – financial services, and $13,813 and $273,711 was included in operating expenses, respectively.

Amortization of intangible assets attributable to future periods is as follows:

Amortization
For the Year Ending September 30:	Amount
2025	$13,825
2026	5,465
$19,290

Digital Assets: The following table summarizes the Company’s digital asset holdings as of September 30, 2024:

Asset	Estimated Useful Life	Cost	Impairment	Digital Assets
Bitcoin	Indefinite	$214	$-	$214
Ethereum	Indefinite	182	-	182
Total digital assets		$396	$-	$396

The following table summarizes the Company’s digital asset holdings as of September 30, 2023:

Asset	Estimated Useful Life	Cost	Impairment	Digital Assets
Bitcoin	Indefinite	$894	$-	$894
Ethereum	Indefinite	709	-	709
Stablecoin/USD Coin	Indefinite	284	-	284
Other	Indefinite	86	-	86
Total digital assets		$1,973	$-	$1,973